GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL.
Schedule of changes in carrying amounts of goodwill

	Year ended December 31, 2011
	56.com	Advertising	Total

Gross amount:
Beginning balance	$—	$5,045	$5,045
Acquisition of Wole Inc. (Note 5)	54,161	—	54,161
Exchange difference	193	224	417
Ending balance	54,354	5,269	59,623

Accumulated impairment loss:
Beginning balance	—	(625)	(625)
Ending balance	—	(625)	(625)
Goodwill, net	$54,354	$4,644	$58,998

	Year ended December 31, 2012
	Renren
	platform	Total

Gross amount:
Beginning balance	$59,623	$59,623
Exchange difference	675	675
Ending balance	60,298	60,298

Accumulated impairment loss:
Beginning balance	(625)	(625)
Ending balance	(625)	(625)
Goodwill, net	$59,673	$59,673